UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
                    (Address of principal executive offices)

                           Michael Beattie, President
                        The Advisors' Inner Circle Funds
                                 c/o SEI Corp.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-877-446-3863

                      Date of Fiscal Year End: December 31

            Date of Reporting Period: July 1, 2016 to June 30, 2017

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ITEM 1. PROXY VOTING RECORD.

                        HARVEST FUNDS INTERMEDIATE BOND
                  A series of The Advisors' Inner Circle Fund

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                                            HARVEST FUNDS INTERMEDIATE BOND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
ALTISOURCE RESIDENTIAL CORPORATION
 SECURITY ID: 02153W100 TICKER: US02153W1009
 Meeting Date: 23-May-17
 1.1 Director: David B. Reiner                            Management     For          Voted - For
 1.2 Director: Rochelle R. Dobbs                          Management     For          Voted - For
 1.3 Director: George G. Ellison                          Management     For          Voted - For
 1.4 Director: Michael A. Eruzione                        Management     For          Voted - For
 1.5 Director: Wade J. Henderson                          Management     For          Voted - For
 1.6 Director: William P. Wall                            Management     For          Voted - For
 2   An Advisory "say-on-pay" Vote on Executive
       Compensation.                                      Management     For          Voted - For
ASCENDAS REAL ESTATE INVESTMENT TRUST
 SECURITY ID: Y0205X103 TICKER: SG1M77906915
 Meeting Date: 25-Jan-17
 1   To Approve the Proposed Acquisition                  Management     For          Voted - For
 2   To Approve the Proposed Issuance of the
       Consideration Units (conditional Upon Resolution 1
       Being Passed)                                      Management     For          Voted - For
DB X-TRACKERS II - HARVEST CSI CHINA SOVEREIGN BON
 SECURITY ID: ADPV38231 TICKER: LU1094612022
 Meeting Date: 31-Mar-17
 1   Approve Financial Statements and Statutory Reports   Management     For          Voted - Abstain
 2   Approve Allocation of Income and Dividends           Management     For          Voted - Abstain
 3   Approve Discharge of Directors                       Management     For          Voted - Abstain
 4   Re-elect Manooj Mistry and Philippe Ah-sun As
       Directors                                          Management     For          Voted - Abstain
 5   Elect Alex Mckenna, Petra Hansen and Freddy Brausch
       As Directors                                       Management     For          Voted - Abstain
 6   Approve Remuneration of Directors                    Management     For          Voted - Abstain
 7   Renew Appointment of Ernst and Young As Auditors     Management     For          Voted - Abstain
 8   Transact Other Business                              Management     Abstain      Voted - Abstain
DB X-TRACKERS II - IBOXX USD LIQUID ASIA EX-JAPAN
 SECURITY ID: L2297F499 TICKER: LU1409136006
 Meeting Date: 31-Mar-17
 1   Hearing of the Report of the Board of Directors of
       the Company and the Approved Statutory Auditor


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                                           HARVEST FUNDS INTERMEDIATE BOND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      (reviseur D'entreprises Agree) and Approval of the
      Audited Financial Statements of the Company for the
      Financial Year Ended 31 December 2016               Management     For          Voted - Abstain
 2  Allocation of the Results for the Financial Year
      Ended 31 December 2016. A Proposed Dividend Per
      Share (if Any) in Respect of Each Relevant Sub-fund
      and Share Class Shall be Published on the Company's
      Website Http://etf.deutscheam.com on Or Around 21
      March 2017                                          Management     For          Voted - Abstain
 3  Discharge to be Granted to the Directors with
      Respect to the Performance of Their Duties During
      the Financial Year Ended 31 December 2016           Management     For          Voted - Abstain
 4  Re-election of Manooj Mistry and Philippe Ah-sun As
      Directors of the Company Until the Next Annual
      General Meeting of Shareholders of the Company That
      Will Approve the Annual Accounts for the Financial
      Year Ending 31 December 2017                        Management     For          Voted - Abstain
 5  Election of Alex Mckenna, Petra Hansen and Freddy
      Brausch As Directors of the Company, Subject to the
      Approval of the Commission De Surveillance Du
      Secteur Financier of Luxembourg, Until the Next
      Annual General Meeting of Shareholders of the
      Company That Will Approve the Annual Accounts for
      the Financial Year Ending 31 December 2017          Management     For          Voted - Abstain
 6  Approval of the Remuneration of the Independent
      Directors Until the Next Annual General Meeting of
      Shareholders of the Company That Will Approve the
      Annual Accounts for the Financial Year Ending 31
      December 2017                                       Management     For          Voted - Abstain
 7  Re-election of Ernst & Young S.a. As Approved
      Statutory Auditor (reviseur D'entreprises Agree) of
      the Company Until the Next Annual General Meeting
      of Shareholders of the Company That Will Approve
      the Annual Accounts for the Financial Year Ending
      31 December 2017                                    Management     For          Voted - Abstain
 8  Any Other Business Which May be Properly Brought
      Before the Agm                                      Management     Abstain      Voted - Abstain
FRASERS CENTREPOINT TRUST, SINGAPORE
 SECURITY ID: Y2642S101 TICKER: SG1T60930966
 Meeting Date: 20-Jan-17
 1  To Receive and Adopt the Report of the Trustee
      Issued by Hsbc Institutional Trust Services
      (singapore) Limited, As Trustee of Fct (the
      "trustee"), the Statement by the Manager Issued by
      Frasers Centrepoint Asset Management Ltd., As
      Manager of Fct (the "manager") and the Audited
      Financial Statements of Fct for the Financial Year
      Ended 30 September 2016                             Management     For          Voted - Abstain
 2  To Re-appoint KPMG LLP ("kpmg") As Auditors of Fct
      to Hold Office Until the Conclusion of the Next


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                                           HARVEST FUNDS INTERMEDIATE BOND
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Annual General Meeting of Fct, and to Authorise the
      Manager to Fix Their Remuneration                   Management     For          Voted - Abstain
3   That Authority be and is Hereby Given to the
      Manager, To: (a) (i) Issue Units in Fct ("units")
      Whether by Way of Rights, Bonus Or Otherwise;
      And/or (ii) Make Or Grant Offers, Agreements Or
      Options (collectively, "instruments") That Might Or
      Would Require Units to be Issued, Including But Not
      Limited to the Creation and Issue of (as Well As
      Adjustments To) Securities, Warrants, Debentures Or
      Other Instruments Convertible Into Units, at Any
      Time and Upon Such Terms and Conditions and for
      Such Purposes and to Such Persons As the Manager
      May in Its Absolute Discretion Deem Fit; and (b)
      Issue Units in Pursuance of Any Instrument Made Or
      Granted by the Manager While This Resolution Was in
      Force (notwithstanding That the Authority Conferred
      by This Resolution May Have Ceased to be in Force
      at the Time Such Units are Issued), Provided That:
      (1) the Aggregate Number of Units to be Issued
      Pursuant to This Resolution (including Units to be
      Issued in Pursuance of Instruments Made Or Granted
      Pursuant to This Resolution) Shall Not Exceed Fifty
      Per Cent. (50%) of the Total Number of Issued Units
      (excluding Treasury Units, If Any) (as Calculated
      in Accordance with Sub-paragraph (2) Below), of
      Which the Aggregate Number of Units to be Issued
      Other Than on A Pro Rata Basis to Unitholders Shall
      Not Exceed Twenty Per Cent (20%) of the Total
      Number of Issued Units (excluding Treasury Units,
      If Any) (as Calculated in Accordance with
      Sub-paragraph (2) Below); (2) Subject to Such
      Manner of Calculation As May be Prescribed by
      Singapore Exchange Securities Trading Limited (the
      "sgx-st") for the Purpose of Determining the
      Aggregate Number of Units That May be Issued Under
      Sub-paragraph (1) Above, the Total Number of Issued
      Units (excluding Treasury Units, If Any) Shall be
      Based on the Number of Issued Units (excluding
      Treasury Units, If Any) at the Time This Resolution
      is Passed, After Adjusting For: (a) Any New Units
      Arising from the Conversion Or Exercise of Any
      Instruments Which are Outstanding at the Time This
      Resolution is Passed; and (b) Any Subsequent Bonus
      Issue, Consolidation Or Subdivision of Units; (3)
      in Exercising the Authority Conferred by This
      Resolution, the Manager Shall Comply with the
      Provisions of the Listing Manual of the Sgx-st for
      the Time Being in Force (unless Such Compliance Has
      Been Waived by the Sgx-st) and the Deed of Trust
      Constituting Fct (as Amended) (the "trust Deed")
      for the Time Being in Force (unless Otherwise
      Exempted Or Waived by the Monetary Authority of
      Singapore); (4) Unless Revoked Or Varied by
      Unitholders in A General Meeting, the Authority
      Conferred by This Resolution Shall Continue in


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                                              HARVEST FUNDS INTERMEDIATE BOND
PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
        Force Until (i) the Conclusion of the Next Annual
        General Meeting of Fct Or (ii) the Date by Which
        the Next Annual General Meeting of Fct is Required
        by the Applicable Law Or Regulations to be Held,
        Whichever is Earlier; (5) Where the Terms of the
        Issue of the Instruments Provide for Adjustment to
        the Number of Instruments Or Units Into Which the
        Instruments May be Converted in the Event of
        Rights, Bonus Or Other Capitalisation Issues Or Any
        Other Events, the Manager is Authorised to Issue
        Additional Instruments Or Units Pursuant to Such
        Adjustment Notwithstanding That the Authority
        Conferred by This Resolution May Have Ceased to be
        in Force at the Time the Instruments Or Units are
        Issued; and (6) the Manager, Any Director of the
        Manager ("director") and the Trustee, be and are
        Hereby Severally Authorised to Complete and Do All
        Such Acts and Things (including Executing All Such
        Documents As May be Required) As the Manager, Such
        Director, Or, As the Case May Be, the Trustee May
        Consider Expedient Or Necessary Or in the Interest
        of Fct to Give Effect to the Authority Conferred by
        This Resolution                                     Management     For          Voted - Abstain
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADVISORS' INNER CIRCLE FUND

By: /s/ Michael Beattie
    ---------------------
    Michael Beattie
    President
    Date: August 30, 2017